Leases - Summary of changes in lease liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Leases [Line Items]
Interest	$ 7.7	$ 5.4
Repayment	(48.6)	(35.4)
Lease liabilities [Member]
Leases [Line Items]
Beginning balance	196.9	146.9
Issuance	27.3	60.4
Interest	7.7	5.4
Repayment	(56.3)	(40.8)
Effect of foreign currency exchange rate changes	0.3	3.1
Termination Remeasurement And Other Lease Liabilities	12.4	21.9
Ending balance	$ 188.3	$ 196.9